ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) $ in Millions				9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 31, 2023	Oct. 18, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Rosebel CGU
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Impairment charge						$ 205.1
Impairment charge						132.9
Recoverable amount						373.8
Discontinued operations | Rosebel Mine
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Proportion of ownership interest in subsidiary			95.00%
Impairment charge					$ 110.1
Impairment charge					$ 70.5
Discontinued operations | Bambouk
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Discontinued operations | Rosebel CGU
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Impairment charge						190.1
Discontinued operations | Rosebel CGU, Euro Royalties
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Impairment charge						$ 15.0
Discontinued operations | Forecast | Rosebel Mine
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents and working capital adjustment	$ (24.8)
Discontinued operations | Forecast | Bambouk
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Proportion of ownership interest in subsidiary				90.00%
Consideration paid (received)				$ 282.0
Total assets, consideration to be received				282.0
Total assets, consideration received, deferred payment				$ 30.0
Discontinued operations | Disposal of major subsidiary | Rosebel Mine
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents and working capital adjustment		$ (371.5)
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		360.0
Cash and cash equivalents in subsidiary or businesses acquired or disposed		15.0
Proceeds from sales of interests in associates, working capital adjustment		$ 3.5